NOTE 7. OPERATING LEASE (Details Narrative) (Quarterly Report, USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Rent Expense	$ 34,780	$ 35,159
Base Rate [Member]
Monthly Rental Payments	3,077
Annual Rent Escalator	0.03
Current Rate [Member]
Monthly Rental Payments	$ 3,464